LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions				12 Months Ended
	Jul. 01, 2021	Sep. 19, 2016 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 13, 2020 USD ($) $ / shares	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Sep. 12, 2016 USD ($) $ / shares
LONG-TERM DEBT
Senior notes				¥ 13,144		¥ 6,644
Securitization debt				0		628
Total				13,177		11,093		$ 1,911,000,000
Fair value of long-term debt, based on Level 2 inputs				13,200		11,100
Long-term Debt				13,100
Short-term Debt				4,100
Exchangeable Senior Notes [Member]
LONG-TERM DEBT
Short-term Debt				¥ 4,204
Long-term Loans from Commercial Banks
LONG-TERM DEBT
Weighted average interest rate (as a percent)				3.06%				3.06%
Aggregate principal amount				¥ 17,200				$ 2,500,000,000
2025 Notes
LONG-TERM DEBT
Senior notes				33		30
Interest rate (as a percent)			1.99%
Aggregate principal amount			$ 400,000,000									¥ 2,800	$ 395,000,000
Debt issuance costs | $			6,800,000
Long-term Debt				33
2025 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion | $			$ 1,000
Initial conversion rate			9.3555
Initial conversion price (in dollars per share) | $ / shares			$ 106.89
2022 Notes
LONG-TERM DEBT
Interest rate (as a percent)		1.25%
Aggregate principal amount | $		$ 975,000,000
Early Redemption For Cash														¥ 6,600	$ 924,000,000
Debt issuance costs | $		19,000,000
Principal amount redeemed for cash				363				51,000,000
Short-term Debt						324
Repayments of short-term debt				363	$ 51,000,000
2022 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion | $		$ 1,000
Initial conversion rate		15.2688
Initial conversion price (in dollars per share) | $ / shares		$ 65.49
2022 Booking Notes
LONG-TERM DEBT
Interest rate (as a percent)																1.25%
Aggregate principal amount | $																$ 25,000,000
Principal amount redeemed for cash				178				25,000,000
Short-term Debt						159
2022 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																$ 65.49
Exchangeable Senior Notes [Member]
LONG-TERM DEBT
Senior notes				0		3,791
Interest rate (as a percent)											1.50%
Fair value of long-term debt, based on Level 2 inputs				4,200		3,800		$ 609,000,000	$ 595,000,000
Aggregate principal amount | $											$ 500,000,000
Exchangeable Senior Notes [Member] | Other Income Expenses
LONG-TERM DEBT
Changes in fair value of long term debt				¥ (97)	$ (14,000,000)	¥ 363	$ 56,000,000
Exchangeable Senior Notes [Member] | ADS
LONG-TERM DEBT
Principal amount denomination for conversion | $										$ 1,000
Initial conversion rate	24.7795
Initial conversion price (in dollars per share) | $ / shares											$ 40.36